ADVANCES FROM CUSTOMERS	6 Months Ended
Jun. 30, 2024
Advances From Customers
ADVANCES FROM CUSTOMERS

NOTE 7 – ADVANCES FROM CUSTOMERS

The Company periodically receives advances from certain customers for product sales and records these collections as advances from customers. As of June 30, 2024 and December 31, 2023, advances to suppliers amounted to $182,564 and $31,768, respectively.